TRADE ACCOUNTS RECEIVABLE - Trade accounts receivable by maturity (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 3,979,086	R$ 2,915,206
Neither past due nor impaired | Current
TRADE ACCOUNTS RECEIVABLE
Financial assets	3,910,996	2,603,229
Past due but not impaired | Up to 30 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	19,190	209,210
Past due but not impaired | From 31 to 60 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	7,167	51,420
Past due but not impaired | From 61 to 90 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	4,502	2,062
Past due but not impaired | From 91 to 120 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	5,724	6,665
Past due but not impaired | From 121 to 180 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	8,278	8,618
Past due but not impaired | More than 180 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 23,229	R$ 34,002